Lease (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Lease [Abstract]
Remaining lease term	8 months 12 days
Weighted average discount rates	8.00%	8.00%
Impairment loss of right-of-use assets		$ 144,051